Finance Income and Expense - Summary of Finance Income Expense Transaction (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income
Change in fair value of warrants including intrinsic value of warrants redeemed	€ 17,198	€ 0	€ 105,838	€ 0
Interest receivable	3,503	26	9,679	59	€ 2,703	€ 51	€ 122
Foreign exchange differences	7,221	(24)	2,571	1,738	0	0	18
Reversal of difference between fair value and nominal value of loans	31	0	1,485	0
Total finance income	27,953	2	119,573	1,797	2,703	51	140
Finance cost
Bank charges	(61)	(36)	(225)	(182)	(298)	(160)	(72)
Interest payable	(40)	(12)	(191)	(51)	(149)	0	(27)
Fair value movement on employee loans including fair value charge for the new employee loans provided as of September 30, 2021	(5,050)	0	(5,050)	0
Interest on leases	(2,157)	(1,172)	(5,808)	(3,324)	(4,733)	(2,574)	0
Foreign exchange differences					(578)	(501)	0
Other	(253)	(4)	(253)	(10)
Total finance cost	€ (7,561)	€ (1,224)	€ (11,527)	€ (3,567)	€ (5,758)	€ (3,235)	€ (99)